Summary of Significant Accounting Policies - Allowance for doubtful accounts (Details)	12 Months Ended
	Mar. 31, 2020 USD ($) segment	Mar. 31, 2019 USD ($)	Mar. 31, 2018
Allowance for doubtful accounts
Allowance for doubtful accounts	$ 0	$ 0
Employee benefit expenses
Employee benefit expenses	41,207	79,056
Selling and marketing expenses
Advertising and promotion costs	893,754	1,319,969
Research and development costs
Research and development costs capitalized	$ 0	$ 0
Foreign currency translation
Year-end spot rate	7.0851	6.7335	6.2881
Average rate	6.9655	6.7317	6.6021
Segment reporting
Reportable segment | segment	1
Concentration of risks
RMB denominated cash and cash equivalents	$ 11,931,714	$ 10,362,283